Goodwill and Other Intangible Assets - Rollforward of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Goodwill [Roll Forward]
Balance, beginning	$ 201.1	$ 4.9
Acquired		220.0
Impairment	(0.2)	(4.6)
Foreign exchange impact	(4.0)	(19.2)
Balance, ending	196.9	201.1
Europe Building Products
Goodwill [Roll Forward]
Balance, beginning	200.8	0.0
Acquired		220.0
Impairment	0.0	0.0
Foreign exchange impact	(3.9)	(19.2)
Balance, ending	196.9	200.8
Asia Pacific
Goodwill [Roll Forward]
Balance, beginning	0.3	0.3
Acquired		0.0
Impairment	(0.2)	0.0
Foreign exchange impact	(0.1)	0.0
Balance, ending	0.0	0.3
Other Businesses
Goodwill [Roll Forward]
Balance, beginning	0.0	4.6
Acquired		0.0
Impairment	0.0	(4.6)
Foreign exchange impact	0.0	0.0
Balance, ending	$ 0.0	$ 0.0